CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - A PARADISE ACQUISITION CORP. - USD ($)					1 Months Ended	12 Months Ended
	Sep. 15, 2025	May 19, 2025	Oct. 02, 2024	Nov. 09, 2022	May 31, 2025	Dec. 31, 2025
A PARADISE ACQUISITION CORP.
Stock issued during the period (in shares)		5,750,000			5,750,000
Paid amount		$ 25,000			$ 25,000
Sponsor
Aggregate value			$ 25,000
Repurchased shares (in shares)			3,737,500
Initial shares amount			$ 25,000
Sponsor | A PARADISE ACQUISITION CORP.
Aggregate value			$ 25,000
Repurchased shares (in shares)			3,737,500
Initial shares amount			$ 25,000
Price per unit (in dollars per share)		$ 0.003			$ 0.003
Founder shares
Stock issued during the period (in shares)			5,750,000
Founder shares | A PARADISE ACQUISITION CORP.
Forfeiture shares (in shares)		1,000,000			1,000,000
Stock issued during the period (in shares)		7,666,667	5,750,000		7,666,667
Repurchased shares (in shares)			5,750,000
Initial shares amount		$ 25,000			$ 25,000
Over-allotment option | A PARADISE ACQUISITION CORP.
Forfeiture shares (in shares)	1,000,000
Class B ordinary shares
Stock issued during the period (in shares)				3,737,500
Aggregate value				$ 25,000
Class B ordinary shares | A PARADISE ACQUISITION CORP.
Stock issued during the period (in shares)		5,750,000	5,750,000	3,737,500
Aggregate value				$ 25,000
Class B ordinary shares | Founder shares | A PARADISE ACQUISITION CORP.
Stock issued during the period (in shares)		7,666,667
Repurchased shares (in shares)			5,750,000
Class B ordinary shares | Over-allotment option | A PARADISE ACQUISITION CORP.
Forfeiture shares (in shares)	1,000,000	1,000,000				1,000,000